Share-based compensation - Additional Information (Detail)		1 Months Ended			12 Months Ended
	Jan. 01, 2021 shares	Sep. 30, 2020 shares	Jun. 30, 2020 Tranche $ / shares shares	Jan. 31, 2018 $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	May 31, 2020 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total shares of common stock reserved for issuance under the plan			10,000,000					5,000,000
Remaining shares left for issuance under this plan					1,993,398	1,291,076
Share-based compensation expenses | $					$ 7,068,000	$ 3,310,000	$ 2,989,000
Total unrecognized compensation costs relating to unvested share-based compensation awards | $					$ 22,334,000	$ 3,764,000
Expected to be recognized over a weighted average period					29 months	29 months
Vesting period			5 years
Stock options, vesting description			The stock options vest in five tranches annually over five years beginning December 31, 2021 and expire on June 24, 2030
Vesting tranche | Tranche			5
Stock options, vesting start date			Dec. 31, 2021
Shares issuable upon exercise of options			1,500,000
Stock options, exercise price | $ / shares			$ 7.80
Expiration date			Jun. 24, 2030
Restricted shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period					1 year
Granted, stock units					1,051,492	67,400	164,326
Number of shares, Granted					1,051,492	67,400	164,326
Restricted shares [Member] | Board of Directors [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted, stock units					1,051,492
Share based compensation, requisite service period ending date					Dec. 31, 2022
Number of shares, Granted					1,051,492
Restricted shares [Member] | Board of Directors [Member] | Requisite Service Period Ending on December 31,2022 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Remaining shares expected to vest					1,000,000
Restricted shares [Member] | Board of Directors [Member] | Subsequent Event [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Remaining shares expected to vest	51,492
Remaining shares expected to vest, vesting date	Jan. 01, 2021
Phantom share units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period					3 years
Granted, stock units					0	0	30,000
Number of shares, Granted					0	0	30,000
Restricted stock units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted, stock units					1,824,786	249,732	609,248
Stock options, vesting description					The restricted stock units generally vest over two or five years, in equal tranches
Number of shares, Granted					1,824,786	249,732	609,248
Restricted stock units [Member] | Chief Executive Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period			5 years
Granted, stock units			1,500,000
Stock options, vesting description			The restricted stock units vest in five tranches annually over five years beginning December 31, 2021 and have a grant date fair value of $7.25 per unit
Number of shares, Granted			1,500,000
Vesting tranche | Tranche			5
Stock options, vesting start date			Dec. 31, 2021
Weighted average grant date fair value | $ / shares			$ 7.25
Restricted stock units [Member] | Executive Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock units, forfeitures		71,799
Stock options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted, stock units					1,500,000	0	500,000
Number of shares, Granted					1,500,000	0	500,000
Stock options [Member] | Chief Executive Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options, vesting description				The stock options vest equally on each of the first five anniversaries of the CEO’s start date in January 2018 and expire on January 8, 2028
Stock options, vesting start date				Jan. 31, 2018
Expiration date				Jan. 08, 2028
Stock options [Member] | Chief Executive Officer [Member] | Class A Common Shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares issuable upon exercise of options				500,000
Stock options, exercise price | $ / shares				$ 7.20